Assets and Liabilities Transferred to Trust Mortgage - 350 Green (Details Narrative) - USD ($)				8 Months Ended	12 Months Ended
	Jul. 08, 2015	Sep. 30, 2014	Jun. 27, 2014	Dec. 31, 2014	Dec. 31, 2015
350 Green [Member]
Business Acquisition [Line Items]
Gain on settlement of accounts payable					$ 155,770
350 Green [Member]
Business Acquisition [Line Items]
Business combination consideration amount		$ 100	$ 860,836
Note receivable	$ 314,598		$ 314,598
Percentage on membership interest		100.00%
Note repayment full satisfaction amount	$ 25,000